Income Taxes - Schedule of Effects of Temporary Differences and Carryforwards of Our Net Deferred Tax Liability (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Compensation	$ 11	$ 7
Other reserves	52	45
Deferred tax assets	63	52
Deferred tax liabilities:
Property and equipment	(87)	(2)
Amortizable intangible assets	(17)	(18)
Deferred income	(347)	(318)
Other liabilities	(1)
Deferred tax liabilities	(452)	(338)
Net deferred taxes	$ (389)	$ (286)